Nature of Business and Organization - Schedule of Activities of the Company (Details)	12 Months Ended
Mar. 31, 2025
GCL Global Limited (“GCL Global”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cayman Island Company ● Incorporated on October 12, 2023 ● Holding Company
Ownership	100.00%
RF Acquisition Corp (“RFAC”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company
Ownership	100.00%
Grand Centrex Limited (“GCL BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI Company ● Incorporated on November 16, 2018 ● Holding Company
Ownership	99.80%
GCL Global Pte. Ltd (“GCL Global SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on July 26, 2021 ● Holding Company
Ownership	100.00%
Titan Digital Media Pte. Ltd. (“Titan Digital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.
Ownership	85.00%
Epicsoft Asia Pte. Ltd (“Epic SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
Epicsoft (Hong Kong) Limited (“Epic HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
4Divinity Pte. Ltd. (“4Divinity SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 30, 2022 ● Publishing of game software
Ownership	100.00%
4Divinity UK Ltd. (“4Divinity UK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A United Kingdom Company ● Incorporated on December 4, 2024 ● Publishing of game software
Ownership	100.00%
Epicoft Malaysia Sdn. Bhd. (“Epic MY”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Malaysian Company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.
Ownership	100.00%
2Game Digital Limited (“2Game”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on May 11, 2022 ● Distribution of console game code
Ownership	61.00%
Starlight Games (HK) limited (“Starlight”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on November 08, 2019 ● Distribution of console game software
Ownership	100.00%
Starry Jewelry Pte. Ltd. (“Starry”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on June 16, 2020 ● Retail in jewelry.
Ownership	100.00%
Martiangear Pte. Ltd. (“Martiangear”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair
Ownership	100.00%
Hainan GCL Technology Co. Ltd. (“Hainan GCL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC Company ● Incorporated on July 26, 2024 ● Distribution of console game code
Ownership	100.00%
2 Game Pro LTDA (“2Game Brazil) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Brazil Company ● Incorporated on August 25, 2023 ● Distribution of console game code
Ownership	100.00%
2 Game Digital DMCC (“2Game Dubai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Dubai Company ● Incorporated on October 1, 2024 ● Distribution of console game code
Ownership	100.00%